Summary of Significant Accounting Policies - Summary of Account Receivable and Allowance for Credit Loss (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	¥ 150,783	¥ 121,707	¥ 67,096
Current period provision	5,572	70,357	67,654
Write-offs	(36,557)	(41,281)	(13,043)
Ending balance	¥ 119,798	¥ 150,783	¥ 121,707